Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 2 of the Prospectus:
Aggressive Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.50%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.36%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 6 of the Prospectus:
International Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	1.00%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.38%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.39%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 10 of the Prospectus:
Large/Mid Cap Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.40%
Acquired Funds Fees and Expenses (2)	0.11%
Total Annual Fund Operating Expenses	1.36%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 14 of the Prospectus:
Small Cap Value Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.36%
Acquired Funds Fees and Expenses (2)	0.06%
Total Annual Fund Operating Expenses	1.27%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 18 of the Prospectus:
Large/Mid Cap Value Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.35%
Acquired Funds Fees and Expenses (2)	0.13%
Total Annual Fund Operating Expenses	1.33%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 22 of the Prospectus:
Fixed Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.09%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

On page 26 of the Prospectus:
High Yield Bond Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.53%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.14%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 34 of the Prospectus:
Defensive Strategies Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.63%
Acquired Funds Fees and Expenses (2)	0.02%
Total Annual Fund Operating Expenses	1.25%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 38 of the Prospectus:
Growth & Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.80%
Acquired Funds Fees and Expenses (2)	0.34%
Total Annual Fund Operating Expenses	1.99%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Timothy Plan Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 2 of the Prospectus:
Aggressive Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.50%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.36%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Aggressive Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Timothy Plan International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 6 of the Prospectus:
International Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	1.00%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.38%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.39%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Timothy Plan Large/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 10 of the Prospectus:
Large/Mid Cap Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.40%
Acquired Funds Fees and Expenses (2)	0.11%
Total Annual Fund Operating Expenses	1.36%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Large/Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Timothy Plan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 14 of the Prospectus:
Small Cap Value Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.36%
Acquired Funds Fees and Expenses (2)	0.06%
Total Annual Fund Operating Expenses	1.27%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[5]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Timothy Plan Large/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 18 of the Prospectus:
Large/Mid Cap Value Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.35%
Acquired Funds Fees and Expenses (2)	0.13%
Total Annual Fund Operating Expenses	1.33%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Large/Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[6]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Timothy Plan Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 22 of the Prospectus:
Fixed Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.09%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Timothy Plan Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[7]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Timothy Plan High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 26 of the Prospectus:
High Yield Bond Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.53%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.14%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Timothy Plan Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 34 of the Prospectus:
Defensive Strategies Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.63%
Acquired Funds Fees and Expenses (2)	0.02%
Total Annual Fund Operating Expenses	1.25%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Defensive Strategies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[3]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Timothy Plan Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT
DATED AUGUST 24, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 24, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 60 in “Section 3, Who Manages Your Money.”

On page 38 of the Prospectus:
Growth & Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.80%
Acquired Funds Fees and Expenses (2)	0.34%
Total Annual Fund Operating Expenses	1.99%
(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
Timothy Plan Growth & Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.85%	[8]
Distribution/Service (12b‑1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%

[1]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.
[2]	Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.
[3]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.
[4]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.
[5]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.
[6]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.
[7]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.
[8]	VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser my amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 60 of the prospectus for more details.